Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenues from External Customers [Line Items]
Net Sales	$ 38,418	¥ 248,862	¥ 284,464	¥ 304,950
Sales in China [Member]
Revenues from External Customers [Line Items]
Net Sales	29,984	194,226	241,446	263,076
Sales in other countries principally Europe, Asia and North America [Member]
Revenues from External Customers [Line Items]
Net Sales	$ 8,434	¥ 54,636	¥ 43,018	¥ 41,874